SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2020 $ in Millions, Rp in Billions	USD ($)	IDR (Rp)
Borrowings and other credit facilities
Total facility		Rp 1,500
Facility utilized		796
Telkomsel
Borrowings and other credit facilities
Total facility		3,250
Facility utilized		1,684
BRI
Borrowings and other credit facilities
Total facility		500
Facility utilized		172
BRI | Telkomsel
Borrowings and other credit facilities
Total facility		1,000
Facility utilized		590
BNI
Borrowings and other credit facilities
Total facility		500
Facility utilized		368
BNI | Telkomsel
Borrowings and other credit facilities
Total facility		2,100
Facility utilized		1,094
Bank Mandiri
Borrowings and other credit facilities
Total facility		500
Facility utilized		256
Bank Mandiri | TII
Borrowings and other credit facilities
Total facility	$ 15	211
Maximum capacity	$ 25	353
Bank Mandiri BCA | Telkomsel
Borrowings and other credit facilities
Total facility		Rp 150